CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes
	December 31,
	2021	2022
Liability component:

Principal amount	$575,000	$575,000
Adjustment from Adoption of ASU 2020-06	-	46,270
Unamortized discount	(46,976)	(46,270)
Unamortized issuance costs	(7,930)	(5,656)

Net carrying amount	$520,094	$569,344

Equity component, net of issuance costs of $2,046 and deferred taxes of $11,022	$65,932	$-

Schedule of Interest Expense Related to Notes
	Year ended December 31,
	2021	2022
Amortization of debt discount	$15,380	$-
Amortization of debt issuance costs	2,412	2,980

Total interest expense recognized	$17,792	$2,980